Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Cash Flows from Operating Activities:
Net income	$ (343,073)	$ 2,810,623
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(119,181)	(3,860,252)
Change in fair value of over-allotment liability	(23,900)	(95,150)
Payment of formation, general, and administrative costs through promissory note – related party	46,140
Payment of formation, general, and administrative costs through issuance of Class B ordinary shares	25,000
Share-based compensation expense	346,500
Changes in operating assets and liabilities:
Prepaid expenses	(13,635)	(61,824)
Prepaid insurance	(146,722)	37,145
Accrued expenses	14,572	759,168
Due to Sponsor		29,195
Net cash used in operating activities	(214,299)	(381,095)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(200,000,000)	(15,000,000)
Net cash used in investing activities	(200,000,000)	(15,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	196,000,000	14,700,000
Proceeds from sale of private placements units	6,119,381	300,000
Repayment of advances from related party		(30,925)
Payment of offering costs	(420,384)	(7,500)
Proceeds from promissory note - related party	115,333
Net cash provided by financing activities	201,814,330	14,961,575
Net Change in Cash and cash equivalents	1,600,031	(419,520)
Cash and cash equivalents – Beginning of period		1,600,031
Cash and cash equivalents – End of period	1,600,031	1,180,511
Noncash investing and financing activities:
Deferred underwriting fee payable	8,000,000	600,000
Forfeiture of Class B ordinary shares		$ 50
Offering costs included in accrued offering costs	82,500
Repayment of promissory notes – related party - offset against private placement units receivable from sponsor	130,619
Reclassification of promissory notes – related party to due to sponsor	$ 30,925